Other Income (Expenses), Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Other income (expenses)	$ 420,596	$ 433,735
Government grants	355,925	1,190,882
Bad debt recovery	564,283	153,676
Other miscellaneous income	$ 57,369	$ 170,234